UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
                Burlington, ON, Canada
               	L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                        Burlington, Ontario, Canada	 November 10, 2008
Signature		City, State			 Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-5110	Third Avenue Management LLC
28-4003	Ariel Capital Management, LLC
28-10835 Brookfield Redding, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	127

Form 13F Information Table Value Total: 	$1,592,254
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



13F - INFORMATION TABLE as at September 30, 2008

													VOTING AUTHORITY
NAME OF ISSUER	 		TITLE 		CUSIP	        Value	SHRS 	   SH/ PUT/ INVSTMT	OTHER  SOLE  SHRD  NONE
	OF CLASS				NUMBER	 	(x$1000)OR PRN	   PRN CALL DSCRETN	MNGERS
4 KIDS ENTMT INC		COM		350865101	3,521	498,775    SH	  SOLE		498,775
ACE LTD				SHS		CH0044328745	5,144	95,010	   SH	  SOLE		95,010
ADOBE SYS INC			COM		00724F101	1,131	28,650	   SH     SOLE		28,650
AFLAC INC			COM		001055102	2,576	43,850	   SH  	  SOLE		43,850
AGRIUM INC			COM		008916108	18,185	325,200	   SH	  SOLE		325,200
ALBANY INTL CORP		CL A		012348108	5,520	201,991	   SH  	  SOLE		201,991
ALTERA CORP			COM		021441100	512	24,750     SH	  SOLE		24,750
AMERICAN EXPRESS CO		COM		025816109	3,868	109,185	   SH	  SOLE		109,185
AMERICAN INTL GROUP INC		COM		026874107	8,449	2,537,179  SH	  SOLE		2,537,179
AON CORP			COM		037389103	373	8,300	   SH     SOLE		8,300
APPLIED MATLS INC		COM		038222105	3,205	211,821    SH	  SOLE		211,821
AXA				SPONSORED ADR	054536107	2,459	75,300	   SH     SOLE		75,300
BANK NOVA SCOTIA HALIFAX	COM		064149107	27,213	603,251    SH     SOLE		603,251
BANK OF AMERICA CORPORATION	COM		060505104	5,441	155,450	   SH     SOLE		155,450
BANK OF NEW YORK MELLON CORP	COM		064058100	1,033	31,692	   SH	  SOLE		31,692
BARCLAYS PLC			ADR		06738E204	4,516	182,850	   SH     SOLE		182,850
BCE INC				COM NEW		05534B760	14,937	433,081	   SH     SOLE		433,081
BERKSHIRE HATHAWAY INC DEL	CL A		084670108	27,687	212	   SH     SOLE		212
BEST BUY INC			COM		086516101	1,453	38,739	   SH     SOLE		38,739
BP PLC	SPONSORED 		ADR		055622104	1,605	32,000	   SH     SOLE		32,000
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	112585104	68,948	2,557,177  SH     SOLE		2,557,177
BROOKFIELD INFRAST PARTNERS	LP INT UNIT	BMG162521014	1,617	102,770	   SH     SOLE		102,770
BROOKFIELD PPTYS CORP		COM		112900105	2,535	162,293	   SH     SOLE		162,293
CANADIAN NATL RY CO		COM		136375102	2,463	51,620	   SH     SOLE		51,620
CANADIAN PAC RY LTD		COM		13645T100	3,231	60,232	   SH     SOLE		60,232
CAPITALSOURCE INC		COM		14055X102	615	50,000	   SH     SOLE		50,000
CARNIVAL CORP	PAIRED 		CTF		143658300	1,669	47,200	   SH     SOLE		47,200
CISCO SYS INC			COM		17275R102	1,749	77,521	   SH     SOLE		77,521
CITIGROUP INC			COM		172967101	2,697	131,500	   SH     SOLE		131,500
CME GROUP INC			COM		12572Q105	734	1,975	   SH     SOLE		1,975
COCA COLA FEMSA S A B DE C V	SPON ADR REP L	191241108	1,095	21,700	   SH     SOLE		21,700
COGENT INC			COM		19239Y108	1,347	131,800	   SH     SOLE		131,800
CONOCOPHILLIPS			COM		20825C104	1,381	18,850	   SH     SOLE		18,850
CREDIT SUISSE GROUP		SPONSORED ADR	225401108	2,462	51,000	   SH     SOLE		51,000
DELL INC			COM		24702R101	532	32,256	   SH     SOLE		32,256
DEUTSCHE BANK AG		NAMEN AKT	DE0005140008	1,019	14,000	   SH     SOLE		14,000
DEUTSCHE TELEKOM AG		SPONSORED ADR	251566105	457	30,000	   SH     SOLE		30,000
DUN & BRADSTREET CORP DEL NE	COM		26483E100	236	2,500	   SH     SOLE		2,500
ENCANA CORP			COM		292505104	1,651	25,855	   SH     SOLE		25,855
EQUIFAX INC			COM		294429105	427	12,400	   SH     SOLE		12,400
FEDEX CORP			COM		31428X106	40,780	515,935	   SH     SOLE		515,935
FIDELITY NATIONAL FINANCIAL	CL A		31620R105	541	36,800	   SH     SOLE		36,800
FIDELITY NATL INFORMATION SV	COM		31620M106	371	20,100	   SH	  SOLE		20,100
FIRST AMERN CORP CALIF		COM		318522307	227	7,700	   SH	  SOLE		7,700
FORDING CDN COAL TR		TR UNIT		345425102	5,889	71,800	   SH	  SOLE		71,800
GENERAL ELECTRIC CO		COM		369604103	7,246	284,150	   SH	  SOLE		284,150
GLAXOSMITHKLINE PLC		SPONSORED ADR	37733W105	348	8,000	   SH	  SOLE		8,000
GLOBAL PMTS INC			COM		37940X102	1,032	23,000	   SH	  SOLE		23,000
HAIN CELESTIAL GROUP INC	COM		405217100	1,330	48,300	   SH	  SOLE		48,300
HARTFORD FINL SVCS GROUP INC	COM		416515104	5,277	128,735	   SH	  SOLE		128,735
HSBC HLDGS PLC			SPON ADR NEW	404280406	24,426	302,185	   SH	  SOLE		302,185
ICICI BK LTD			ADR		45104G104	1,350	57,400	   SH	  SOLE		57,400
INFOSYS TECHNOLOGIES LTD	SPONSORED ADR	456788108	4,510	135,405	   SH	  SOLE		135,405
ING GROEP N V			SPONSORED ADR	456837103	1,520	71,014	   SH	  SOLE		71,014
INTEL CORP			COM		458140100	2,148	114,694	   SH	  SOLE		114,694
INTERPUBLIC GROUP COS INC	COM		460690100	15,573	2,009,461  SH	  SOLE		2,009,461
INVESCO LTD			SHS		BMG491BT1088	149,772	7,138,777  SH	  SOLE		7,138,777
JOHNSON & JOHNSON		COM		478160104	52,019	750,857	   SH	  SOLE		750,857
JPMORGAN & CHASE & CO		COM		46625H100	23,637	506,156	   SH	  SOLE		506,156
KINROSS GOLD CORP		COM NO PAR	496902404	2,452	152,657	   SH	  SOLE		152,657
LEGG MASON INC			COM		524901105	4,764	125,180	   SH	  SOLE		125,180
LENDER PROCESSING SVCS INC	COM		52602E102	307	10,050	   SH	  SOLE		10,050
LLOYDS TSB GROUP PLC		SPONSORED ADR	539439109	2,192	131,000	   SH	  SOLE		131,000
LUNDIN MINING CORP		COM		550372106	7,176	2,416,298  SH	  SOLE		2,416,298
MACROVISION SOLUTIONS CORP	COM		55611C108	3,104	201,823	   SH	  SOLE		201,823
MAGNA INTL INC			CL A		559222401	2,371	46,140	   SH	  SOLE		46,140
MANULIFE FINL CORP		COM		56501R106	124,520	3,461,234  SH     SOLE		3,461,234
MARATHON OIL CORP		COM		565849106	2,217	55,600	   SH	  SOLE		55,600
MARSH & MCLENNAN COS INC	COM		571748102	4,940	155,555	   SH	  SOLE		155,555
MARVELL TECHNOLOGY GROUP LTD	ORD		BMG5876H1051	709	76,190	   SH	  SOLE		76,190
MBIA INC			COM		55262C100	2,524	212,100	   SH	  SOLE		212,100
MCGRAW HILL COS INC		COM		580645109	2,573	81,400	   SH	  SOLE		81,400
MEDTRONIC INC			COM		585055106	1,143	22,824	   SH	  SOLE		22,824
MERRILL LYNCH & CO INC		COM		590188108	52,510	2,075,510  SH	  SOLE		2,075,510
METHANEX CORP			COM		59151K108	2,464	125,725	   SH	  SOLE		125,725
METLIFE INC			COM		59156R108	2,658	47,460	   SH	  SOLE		47,460
MICROSOFT CORP			COM		594918104	2,878	107,814	   SH	  SOLE		107,814
MOODYS CORP			COM		615369105	3,568	104,930	   SH	  SOLE		104,930
MORGAN STANLEY			COM NEW		617446448	1,865	81,105	   SH	  SOLE		81,105
MOTOROLA INC			COM		620076109	3,247	454,782	   SH	  SOLE		454,782
NELNET INC			CL A		64031N108	5,695	401,048	   SH	  SOLE		401,048
NEUSTAR INC			CL A		64126X201	13,257	666,510	   SH	  SOLE		666,510
NEXEN INC			COM		65334H102	55,649	2,397,335  SH	  SOLE		2,397,335
NOMURA HLDGS INC		SPONSORED ADR	65535H208	1,413	108,000	   SH	  SOLE		108,000
NORTHERN TR CORP		COM		665859104	4,996	69,197	   SH	  SOLE		69,197
NYSE EURONEXT			COM		629491101	257	6,550	   SH	  SOLE		6,550
OPPENHEIMER HLDGS INC		CL A NON VTG	683797104	13,245	533,016	   SH	  SOLE		533,016
PALL CORP			COM		696429307	2,722	79,150	   SH	  SOLE		79,150
PALOMAR MED TECHNOLOGIES INC	COM NEW		697529303	4,595	341,380	   SH	  SOLE		341,380
PETRO-CDA			COM		71644E102	33,828	1,016,800  SH	  SOLE		1,016,800
POSCO				SPONSORED ADR	693483109	2,531	27,104	   SH	  SOLE		27,104
PROGRESSIVE CORP OHIO		COM		743315103	2,801	160,980	   SH	  SOLE		160,980
PRUDENTIAL FINL INC		COM		744320102	4,306	59,800	   SH	  SOLE		59,800
QUEST DIAGNOSTICS INC		COM		74834L100	42,418	820,939	   SH	  SOLE		820,939
RAYMOND JAMES FINANCIAL INC	COM		754730109	709	21,500	   SH	  SOLE		21,500
REGIS CORP MINN			COM		758932107	6,856	249,300	   SH	  SOLE		249,300
RESEARCH IN MOTION LTD		COM		760975102	1,697	25,130	   SH	  SOLE		25,130
ROYAL BK CDA MONTREAL QUE	COM		780087102	91,674	1,931,613  SH	  SOLE		1,931,613
ROYAL BK SCOTLAND GROUP PLC	SP ADR REP SHS	780097721	744	232,550	   SH	  SOLE		232,550
ROYAL DUTCH SHELL PLC		SPONS ADR A	780259206	251	4,250	   SH	  SOLE		4,250
RYLAND GROUP INC		COM		783764103	3,647	137,533	   SH	  SOLE		137,533
SHAW COMMUNICATIONS INC		CL B CONV	82028K200	574	28,350	   SH	  SOLE		28,350
SIEMENS A G			SPONSORED ADR	826197501	2,817	30,000	   SH	  SOLE		30,000
SIGNET JEWELERS LIMITED		SHS		BMG812761002	1,491	75,550	   SH	  SOLE		75,550
SK TELECOM LTD			SPONSORED ADR	78440P108	4,950	263,000	   SH	  SOLE		263,000
SPRINT NEXTEL CORP		COM SER 1	852061100	6,117	1,002,850  SH	  SOLE		1,002,850
STATE STR CORP			COM		857477103	535	9,400	   SH	  SOLE		9,400
STEWART INFORMATION SVCS COR	COM		860372101	580	19,500	   SH	  SOLE		19,500
SUN LIFE FINL INC		COM		866796105	27,718	792,816	   SH	  SOLE		792,816
SUNCOR ENERGY INC		COM		867229106	54,214	1,311,077  SH	  SOLE		1,311,077
SUPERTEX INC			COM		868532102	665	23,603	   SH	  SOLE		23,603
SYNCORA HOLDINGS LTD		SHS		BMG8649T1099	3,412	2,604,543  SH	  SOLE		2,604,543
TALISMAN ENERGY INC		COM		87425E103	2,281	161,626	   SH	  SOLE		161,626
THOMSON REUTERS CORP		COM		884903105	84,942	3,124,187  SH	  SOLE		3,124,187
TIM HORTONS INC			COM		88706M103	2,346	80,440	   SH	  SOLE		80,440
TORONTO DOMINION BK ONT		COM NEW		891160509	265,705	4,412,066  SH	  SOLE		4,412,066
TOTAL SYS SVCS INC		COM		891906109	169	10,300	   SH	  SOLE		10,300
TOYOTA MOTOR CORP		SP ADR REP2COM	892331307	2,394	27,900	   SH	  SOLE		27,900
UBS AG				SHS NEW		CH0024899483	6,948	412,354	   SH	  SOLE		412,354
UNITEDHEALTH GROUP INC		COM		91324P102	2,077	81,800	   SH	  SOLE		81,800
VERISIGN INC			COM		92343E102	3,687	141,360	   SH	  SOLE		141,360
VISA INC			COM CL A	92826C839	595	9,700	   SH	  SOLE		9,700
WELLS FARGO & CO NEW		COM		949746101	16,366	436,085	   SH	  SOLE		436,085
WESTERN UN CO			COM		959802109	814	33,000	   SH	  SOLE		33,000
WILLIS GROUP HOLDINGS LTD	SHS		BMG966551084	1,337	41,445	   SH	  SOLE		41,445
WYETH				COM		983024100	1,121	30,350	   SH	  SOLE		30,350
XL CAP LTD			CL A		KYG982551056	1,242	69,245	   SH	  SOLE		69,245

/TEXT
/DOCUMENT
/SUBMISSION